Segment Reporting - Other Income Statement Items by Segment (Detail) - USD ($) $ in Thousands	4 Months Ended	12 Months Ended
	May 08, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Write-down and loss on sale		$ (200,238)	$ (170,310)	$ (53,693)
Equity Income (Loss)		77,333	(14,523)	61,054
Depreciation, Depletion and Amortization		261,131	290,672	276,307
Altera
Segment Reporting Information [Line Items]
Equity Method Investment, Other than Temporary Impairment		64,900
Equity Method Investment, Realized Gain (Loss) on Disposal		8,900
Other
Segment Reporting Information [Line Items]
Write-down and loss on sale		0	0	170
Teekay LNG
Segment Reporting Information [Line Items]
Equity Method Investment, Realized Gain (Loss) on Disposal		5,600
Teekay LNG | Operating Segments
Segment Reporting Information [Line Items]
Write-down and loss on sale		(51,000)	13,564	(53,863)
Equity Income (Loss)		72,233	58,819	53,546
Depreciation, Depletion and Amortization		129,752	136,765	124,378
Teekay LNG | Liquefied Gas Carriers | Operating Segments
Segment Reporting Information [Line Items]
Write-down and loss on sale		(51,000)	14,349	(33,000)
Equity Income (Loss)		72,233	58,819	53,546
Depreciation, Depletion and Amortization		129,752	136,069	119,108
Teekay LNG | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Write-down and loss on sale		0	(785)	(20,863)
Equity Income (Loss)		0	0	0
Depreciation, Depletion and Amortization		0	696	5,270
Teekay Tankers | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Write-down and loss on sale		(69,446)	(5,544)	170
Equity Income (Loss)		5,100	2,345	1,220
Depreciation, Depletion and Amortization		117,213	124,002	118,514
Altera
Segment Reporting Information [Line Items]
Equity Income (Loss)	$ (75,814)	0		(6,907)
Equity Method Investment, Other than Temporary Impairment			64,900
Equity Method Investment, Realized Gain (Loss) on Disposal			8,900
Teekay Parent [Member] | Operating Segments
Segment Reporting Information [Line Items]
Write-down and loss on sale		(79,792)	(178,330)	0
Equity Income (Loss)		0	127	13,195
Depreciation, Depletion and Amortization		14,166	29,905	33,415
Teekay Parent [Member] | Offshore Production | Operating Segments
Segment Reporting Information [Line Items]
Write-down and loss on sale		(70,692)	(178,330)	0
Equity Income (Loss)		0	0	15,089
Depreciation, Depletion and Amortization		14,166	29,710	33,271
Teekay Parent [Member] | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Write-down and loss on sale		0	0	0
Equity Income (Loss)		0	0	(510)
Depreciation, Depletion and Amortization		0	0	0
Teekay Parent [Member] | Other | Operating Segments
Segment Reporting Information [Line Items]
Write-down and loss on sale		(9,100)	0	0
Equity Income (Loss)		0	127	(1,384)
Depreciation, Depletion and Amortization		$ 0	$ 195	$ 144